Commitments and Contingencies (Details Narrative) - USD ($)								1 Months Ended	12 Months Ended
	Jan. 29, 2025	Jan. 14, 2025	Feb. 09, 2024	Jan. 16, 2024	Jan. 10, 2024	Nov. 30, 2023	Sep. 05, 2023	Jan. 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Operating lease liability									$ 870,406
Discount rate									8.00%
Operating lease right of use asset									$ 299,722	$ 479,027
Operating lease liability current									212,964	214,752
Operating lease liability non current									114,148	304,907
Accreted interest expense									34,655	49,010
Rent expense									$ 267,735	$ 213,960
Shares issued						330,619
Loss damages sought						$ 2,000,000
Litigation settlement expense			$ 600,000	$ 380,000	$ 4,000,000
Damages estimated			$ 750,000		$ 3,000,000		$ 500,000
Warrant to acquire, shares					1,656,050
Common stock issuable upon the exercise									219,000
Exercise price									$ 0.42
Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation settlement expense	$ 350,000
Subsequent Event [Member] | Intracoastal Settlement Agreement [Member]
Loss Contingencies [Line Items]
Litigation settlement expense		$ 175,000
Subsequent Event [Member] | Bigger Settlement Agreement [Member]
Loss Contingencies [Line Items]
Pay bigger capital								$ 375,000
Subsequent Event [Member] | Bigger Settlement Agreement [Member] | Bigger Warrants [Member]
Loss Contingencies [Line Items]
Common stock issuable upon the exercise								5,332,889
Exercise price								$ 0.4348
Subsequent Event [Member] | Bigger Settlement Agreement [Member] | Convertible Bigger Note [Member]
Loss Contingencies [Line Items]
Maturity date								Jun. 30, 2025
Convertible notes payable								$ 3,500,000
Subsequent Event [Member] | Bigger Settlement Agreement [Member] | Secured Convertible Bigger Note [Member]
Loss Contingencies [Line Items]
Secured convertible note								$ 1,750,000
Maturity date								Dec. 31, 2026